Financial Instruments - Fair Values of Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Derivative assets	$ 160	$ 73
Derivative liabilities	139	121
Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	144	61
Derivative liabilities	108	98
Derivatives designated as hedging instruments | Interest rate derivatives
Derivatives, Fair Value [Line Items]
Derivative assets	77	44
Derivative liabilities	46	29
Derivatives designated as hedging instruments | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Derivative assets	67	17
Derivative liabilities	62	69
Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	16	12
Derivative liabilities	31	23
Derivatives not designated as hedging instruments | Interest rate derivatives
Derivatives, Fair Value [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Derivatives not designated as hedging instruments | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Derivative assets	16	12
Derivative liabilities	$ 31	$ 23